Available-for-Sale Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Available-for-Sale Securities

The following table shows the amortized cost, the gross unrealized gains and losses recorded in AOCI and the fair value of Talen Energy’s available-for-sale securities.

	June 30, 2015				December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
NDT funds:
Cash and cash equivalents	$15	$—	$—	$15	$19	$—	$—	$19
Equity securities	292	420	—	712	283	417	—	700
Debt securities	225	7	1	231	218	11	—	229
Receivables/payables, net	—	—	—	—	2	—	—	2

Total NDT funds	$532	$427	$1	$958	$522	$428	$—	$950

Auction rate securities	$7	$—	$—	$7	$8	$—	$—	$8

Investments Classified by Contractual Maturity Date

The following table shows the scheduled maturity dates of debt securities held at June 30, 2015.

	Maturity Less Than 1 Year	Maturity 1-5 Years	Maturity 6-10 Years	Maturity in Excess of 10 Years	Total
Amortized cost	$10	$82	$75	$65	$232
Fair value	10	84	76	68	238

Proceeds From and Realized Gains and Losses on Sales of Available-for-sale Securities

The following table shows proceeds from and realized gains and losses on sales of available-for-sale securities for the period ended June 30.

	Six Months
	2015	2014
Proceeds from sales of NDT securities (a)	$100	$65
Other proceeds from sales	—	3
Gross realized gains (b)	13	8
Gross realized losses (b)	9	4

(a)	These proceeds are used to pay income taxes and fees related to managing the trust. Remaining proceeds are reinvested in the trust.
(b)	Excludes the impact of other-than-temporary impairment charges recognized on the Statements of Income.

PPL Energy Supply LLC [Member]
Available-for-Sale Securities

The following table shows the amortized cost, the gross unrealized gains and losses recorded in AOCI and the fair value of available-for-sale securities.

	December 31, 2014				December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
NDT funds:
Cash and cash equivalents	$19			$19	$14			$14
Equity securities	283	$417		700	265	$363		628
Debt securities	218	11		229	217	7	$3	221
Receivables/payables, net	2			2	1			1

Total NDT funds	$522	$428		$950	$497	$370	$3	$864

Auction rate securities:	$8			8	$17		$1	$16

Investments Classified by Contractual Maturity Date

The following table shows the scheduled maturity dates of debt securities held at December 31, 2014.

	Maturity Less Than 1 Year	Maturity 1-5 Years	Maturity 6-10 Years	Maturity in Excess 10 Year	Total
Amortized cost	$10	$87	$64	$65	$226
Fair value	10	89	67	71	237

Proceeds From and Realized Gains and Losses on Sales of Available-for-sale Securities

The following table shows proceeds from and realized gains and losses on sales of available-for-sale securities.

	2014	2013	2012
Proceeds from sales of NDT securities (a)	$154	$144	$139
Other proceeds from sales	9		3
Gross realized gains (b)	23	17	29
Gross realized losses (b)	10	7	21

(a)	These proceeds are used to pay income taxes and fees related to managing the trust. Remaining proceeds are reinvested in the trust.
(b)	Excludes the impact of other-than-temporary impairment charges recognized on the Statements of Income.